Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss

(Millions)	Unrealized Currency Translation Adjustments	Pension and Other Post retire- ment Benefit Adjust-ments	Unrealized Gain (Loss) on Marketable Securities	Unrealized Gain (Loss) on Derivatives	Accum- ulated Other Comp-rehensive (Loss) Income
Balance, January 1, 2010	$66	$(1,292)	$(1)	$(34)	$(1,261)
Net change	(13)	(136)	1	(2)	(150)
Balance, December 31, 2010	$53	$(1,428)	$—	$(36)	$(1,411)
Net change	(188)	(169)	—	(32)	(389)
Balance, December 31, 2011	$(135)	$(1,597)	$—	$(68)	$(1,800)
Net change	141	—	—	(7)	134
Balance, December 31, 2012	$6	$(1,597)	$—	$(75)	$(1,666)

With the exception of unrealized currency translation adjustments, all other components of accumulated other comprehensive loss are reported net of tax.
Unrealized currency translation adjustments related to translation of foreign denominated balance sheets are not presented net of tax given that no deferred U.S. income taxes have been provided on undistributed earnings of non-U.S. subsidiaries because they are deemed to be reinvested for an indefinite period of time.
The tax (cost) benefit related to unrealized currency translation adjustments other than translation of foreign denominated balance sheets, for the years ended December 31, 2012, 2011 and 2010 was $(1) million, $(7) million and $8 million, respectively.
The tax (cost) benefit related to the adjustment for pension and other postretirement benefits for the years ended December 31, 2012, 2011 and 2010 was $(30) million, $98 million and $65 million, respectively. The cumulative tax benefit related to the adjustment for pension and other postretirement benefits at December 31, 2012 and 2011 was approximately $960 million and $990 million, respectively. There was no tax (cost) benefit related to the change in the unrealized gain (loss) on marketable securities for the year ended December 31, 2012. The tax (cost) benefit related to the change in the unrealized gain (loss) on marketable securities for the years ended December 31, 2011 and 2010 was $(0.2) million and $0.6 million, respectively. The tax benefit related to the change in the unrealized gain (loss) on derivatives for the years ended December 31, 2012, 2011 and 2010 was $4 million, $19 million and $1 million, respectively.